LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of right-of-use assets

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2022	245	2,106	2,351
Addition	361	1,648	2,009
Depreciation charge	(181)	(1,232)	(1,413)
Foreign currency translation difference	—	46	46

As of December 31, 2022	425	2,568	2,993

As of January 1, 2023	425	2,568	2,993
Addition	—	—	—
Depreciation charge	(100)	(950)	(1,050)
Foreign currency translation difference	—	24	24
Disposal of PSTT	(325)	(1,296)	(1,621)

As of December 31, 2023	—	346	346
As of December 31, 2023 (US$)	—	49	49

Schedule of Lease Liabilities

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2022	155	2,034	2,189
Addition	265	1,516	1,781
Accretion of interest recognized during the year	14	119	133
Payments	(112)	(1,141)	(1,253)
Foreign currency translation difference	—	65	65

As of December 31, 2022	322	2,593	2,915
Analyzed into:
Current portion	48	1,269	1,317
Non-current portion	274	1,324	1,598

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2023	322	2,593	2,915
Addition	—	—	—
Accretion of interest recognized during the year	13	86	99
Payments	(60)	(964)	(1,024)
Foreign currency translation difference	—	27	27
Disposal of PSTT	(275)	(1,382)	(1,657)

As of December 31, 2023	—	360	360
Analyzed into:
Current portion	—	360	360
Non-current portion	—	—	—

As of December 31, 2023 (US$)	—	51	51
Current portion (US$)	—	51	51
Non-current portion (US$)	—	—	—

Schedule of lease-related expenses

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Depreciation expense of right-of-use assets	1,366	1,413	1,050	148
Interest on lease liabilities	150	133	99	14
Expense relating to short-term leases	601	490	323	46

Total amounts recognized in profit or loss	2,117	2,036	1,472	208